SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Sales of goods	$ 1,328,675		$ 1,653,111	$ 3,953,974	$ 4,615,285
Provision of services	556,647		484,906	993,920	1,023,257
Total revenue	1,885,322		2,138,017	4,947,894	5,638,542
Segment loss (income)				5,654,031	18,856,136
Finance and other costs				85,436	(77,466)
Depreciation				424,039	362,123
Amortization				8,464	26,969
Change in fair value of derivative liability				2,788,734	(57,314)
Loss on write-off of notes receivable				18,425	104,780
Loss on write down of inventory				176,422	208,247
Net loss for the period	$ 200,194	$ 4,188,335	$ 5,446,885	9,155,551	19,423,475
Drones [member]
IfrsStatementLineItems [Line Items]
Sales of goods				3,953,974	4,215,220
Provision of services				973,202	1,023,257
Total revenue				4,927,176	5,238,477
Segment loss (income)				4,509,638	12,812,936
Finance and other costs				85,436	(74,397)
Depreciation				412,544	354,139
Amortization				8,464	26,969
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory				176,422	208,247
Net loss for the period				5,192,504	13,327,894
Vital [member]
IfrsStatementLineItems [Line Items]
Sales of goods					400,065
Provision of services				20,718
Total revenue				20,718	400,065
Segment loss (income)				(20,718)	(140,366)
Finance and other costs
Depreciation
Amortization
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory
Net loss for the period				(20,718)	(140,366)
Corporates [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss (income)				1,165,111	6,183,566
Finance and other costs					(3,069)
Depreciation				11,495	7,984
Amortization
Change in fair value of derivative liability				2,788,734	(57,314)
Loss on write-off of notes receivable				18,425	104,780
Loss on write down of inventory
Net loss for the period				$ 3,983,765	$ 6,235,947